Leases	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
LEASES
Note 14:-	LEASES

The Company leases substantially all of its office space and vehicles under operating leases. The Company’s leases have original lease periods expiring between 2023 and 2034. Some leases include one or more options to renew. The Company does not assume renewals in its determination of the lease term unless the renewals are deemed to be reasonably certain at lease commencement. Lease payments included in the measurement of the lease liability comprise the following: the fixed non-cancellable lease payments, payments for optional renewal periods where it is reasonably certain the renewal period will be exercised, and payments for early termination options unless it is reasonably certain the lease will not be terminated early.

In July 2020, the Company entered into a lease agreement for new corporate offices for the company in Or Yehuda, Israel. The lease expires in June 2033, with an option by the Company to extend for an additional 10-years term. The Company deemed this option as reasonably certain to be renewed.

The Company has several leased offices in the United States, with expiry dates varying between 2023 and 2024, with renewal options varying between 2023 and 2029.

In November 2021, one of the Company’s subsidiaries in Israel entered into a lease agreement for new corporate offices. The lease commenced on July 2022 with a lease term through 2029, with an option to terminate the lease after a 4-year term following a 12-month notice in advance, and an option to renew the lease to an additional 5-year term, through 2034. The Company deemed this option as reasonably certain to be renewed.

Under IFRS 16, all leases with durations greater than 12 months, including non-cancellable operating leases, are now recognized on the statement of financial position. The aggregated present value of lease agreements is recorded as a long-term asset titled operating lease right-of-use assets.

The corresponding lease liabilities are classified between operating lease liabilities which are current and long-term.

Maturity analysis of undiscounted future lease payments for lease liabilities:

2023	$5,370
2024	4,344
2025	3,309
2026	2,447
2027	1,964
2028 and thereafter	17,258
Total undiscounted cash flows	$34,692
Less imputed interest	(5,819)
Present value of lease liabilities	$28,873

a.	Information on leases:

	Year ended December 31,
	2021	2022

Expenses relating to operating lease costs	$2,889	$1,930
Expenses relating to short-term leases	$57	$109
Expenses relating to variable lease payments	$2,928	$2,753
Total cash outflow for leases	$5,874	$4,792

The following is a summary of weighted average remaining lease terms and discount rates for all of the Company’s operating leases:

December 31,
2022
Weighted average remaining lease term (years)	12.4
Weighted average discount rate	2.96%

b.	Disclosures in respect of right-of-use assets:

	Buildings	Motor vehicles	Total
Cost:
Balance as of January 1, 2022	$33,241	$3,505	$36,746
Additions during the year:
New leases	4,881	1,468	6,349
Modification of leases	589	89	678
Adjustments for indexation	947	95	1,042
Adjustments arising from translating financial statements of foreign operations	(1,228)	7	(1,221)
Acquisition of subsidiaries	2,714	40	2,754
Disposals during the year:
Termination of leases	(692)	(333)	(1,025)

Balance as of December 31, 2022	$40,452	$4,871	$45,323

Accumulated depreciation:
Balance as of January 1, 2022	11,943	1,523	13,466
Additions during the year:
Depreciation	3,151	1,169	4,320
Adjustments arising from translating financial statements of foreign operations	665	29	694
Disposals during the year:
Termination of leases	(509)	(184)	(693)

Balance as of December 31, 2022	15,250	2,537	17,787

Depreciated cost at December 31, 2022	$25,202	$2,334	$27,536

	Buildings	Motor vehicles	Total
Cost:
Balance as of January 1, 2021	$28,563	$3,283	$31,846
Additions during the year:
New leases	4,199	235	4,434
Adjustments for indexation	186	103	289
Adjustments arising from translating financial statements of foreign operations	1,781	159	1,940
Acquisition of subsidiaries	1,129	-	1,129
Disposals during the year:
Termination of leases	(2,617)	(275)	(2,892)

Balance as of December 31, 2021	$33,241	$3,505	$36,746

Accumulated depreciation:
Balance as of January 1, 2021	7,432	1,051	8,483
Additions during the year:
Depreciation	4,514	473	4,987
Adjustments arising from translating financial statements of foreign operations	1,510	157	1,667
Disposals during the year:
Termination of leases	(1,511)	(160)	(1,671)

Balance as of December 31, 2021	11,945	1,521	13,466

Depreciated cost at December 31, 2021	$21,296	$1,984	$23,280